Document and Entity Information	Jan. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Entity File Number	0-53965
Entity Registrant Name	GRAHAM ALTERNATIVE INVESTMENT FUND I LLC
Entity Central Index Key	0001461219
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4897069
Entity Address, Address Line One	c/o GRAHAM CAPITAL MANAGEMENT, L.P.
Entity Address, Address Line Two	40 Highland Avenue
Entity Address, City or Town	Rowayton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06853
City Area Code	203
Local Phone Number	899-3400
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false